Consolidated Schedule of Investments (unaudited) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 56.1%

Argentina — 0.0%
YPF SA — ADR	55,232	$908,566

Australia — 0.4%
AGL Energy Ltd.	321,668	4,609,902
Newcrest Mining Ltd.	2,110,779	50,944,070
Quintis HoldCo Pty. Ltd.(g)(w)	45,776,155	37,564,828
Rio Tinto Ltd.	12,779	855,265
South32 Ltd.	410,650	873,765

		94,847,830

Brazil — 0.7%
Ambev SA	103,786	547,437
Azul SA — ADR(a)(b)	2,593,672	105,562,450
B3 SA — Brasil Bolsa Balcao	6,294	69,581
Banco do Brasil SA	57,200	737,716
Banco Santander Brasil SA	46,843	525,954
Engie Brasil Energia SA	39,383	498,125
Itau Unibanco Holding SA, Preference Shares	1,743,836	15,910,587
JBS SA	115,979	756,712
Notre Dame Intermedica Participacoes SA	5,031,974	57,619,784
Petrobras Distribuidora SA	371,961	2,592,572

		184,820,918

Canada — 1.2%
Bank of Montreal	22,680	1,697,821
Barrick Gold Corp.	573,694	9,323,940
Canadian National Railway Co.	38,820	3,674,340
Canadian Pacific Railway Ltd.	10,855	2,591,695
Enbridge, Inc.	3,051,958	101,932,345
Fairfax Financial Holdings Ltd.	2,468	1,143,400
Imperial Oil Ltd.	64,277	1,760,093
Magna International, Inc.	50,373	2,540,405
Nutrien Ltd.	11,310	620,088
Rogers Communications, Inc., Class B	21,334	1,107,435
Royal Bank of Canada	1,437	113,475
Suncor Energy, Inc.	417,791	11,987,987
TC Energy Corp.	2,371,673	116,121,768
Teck Resources Ltd., Class B	1,958	40,056
Thomson Reuters Corp.	67,383	4,525,556
Wheaton Precious Metals Corp.	1,733,829	45,322,852

		304,503,256

Chile — 0.0%
Cia Cervecerias Unidas SA — ADR	225,559	6,306,630

China — 1.5%
Agile Group Holdings Ltd.	816,000	1,048,775
Agricultural Bank of China Ltd., Class H	1,889,000	764,621
Air China Ltd., Class H	188,000	182,573
Alibaba Group Holding Ltd. — ADR(a)	842,459	145,838,077
Anhui Conch Cement Co. Ltd., Class A	123,900	703,370

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class H	288,000	$1,662,980
Baidu, Inc. — ADR(a)	5,658	631,999
Bank of China Ltd., Class H	574,000	233,094
Beijing Capital International Airport Co. Ltd., Class H	1,120,000	882,457
BYD Electronic International Co. Ltd.	321,500	502,091
CGN Power Co. Ltd., Class H(c)	1,956,000	564,582
China CITIC Bank Corp. Ltd., Class H	2,237,000	1,239,393
China Construction Bank Corp., Class H	940,000	721,666
China Hongqiao Group Ltd.	901,000	658,416
China Longyuan Power Group Corp. Ltd., Class H	567,000	346,715
China Mobile Ltd.	335,000	2,848,965
China Petroleum & Chemical Corp., Class A	177,400	134,682
China Petroleum & Chemical Corp., Class H	5,346,000	3,432,187
China Resources Cement Holdings Ltd.	2,174,000	1,986,815
China Resources Pharmaceutical Group Ltd.(c)	374,500	407,297
China Resources Power Holdings Co. Ltd.	400,000	574,407
China Shenhua Energy Co. Ltd., Class H	823,000	1,625,881
China Unicom Hong Kong Ltd.	80,000	77,940
CITIC Securities Co. Ltd., Class H	221,000	421,955
CLP Holdings Ltd.	910,500	9,899,539
CNOOC Ltd.	1,673,000	2,758,382
Country Garden Holdings Co. Ltd.	132,000	177,844
Country Garden Services Holdings Co. Ltd.	173,298	417,283
Dali Foods Group Co. Ltd.(c)	743,000	463,057
Daqin Railway Co. Ltd., Class A	64,100	73,082
Fosun International Ltd.	3,119,500	4,077,993
GF Securities Co. Ltd., Class H(a)	36,600	41,049
Guotai Junan Securities Co. Ltd., Class H(c)	165,000	266,727
Haitong Securities Co. Ltd., Class H	400,800	397,168
Industrial & Commercial Bank of China Ltd., Class H	4,315,000	2,897,722
JD.com, Inc. — ADR(a)	58,628	1,753,563
Kunlun Energy Co. Ltd.	520,000	453,506
Lenovo Group Ltd.	1,102,000	886,728
PetroChina Co. Ltd., Class H	440,000	233,378
Sany Heavy Industry Co. Ltd., Class A	397,600	806,174
Sinopec Engineering Group Co. Ltd., Class H	973,500	762,648
Sinopec Shanghai Petrochemical Co. Ltd., Class H	4,600,000	1,604,862
Sunac China Holdings Ltd.	9,000	40,596
Tencent Holdings Ltd.	3,590,400	167,287,377

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Music Entertainment Group — ADR(a)	20,673	$295,004
Tingyi Cayman Islands Holding Corp.	524,000	782,025
Tsingtao Brewery Co. Ltd., Class A	91,041	593,298
Tsingtao Brewery Co. Ltd., Class H	328,000	1,918,389
Want Want China Holdings Ltd.	12,369,000	9,619,984
Weichai Power Co. Ltd., Class H	325,000	500,756
Wuliangye Yibin Co. Ltd., Class A	17,921	310,238
Yanzhou Coal Mining Co. Ltd., Class H	966,000	850,234
Yum China Holdings, Inc.	244,738	11,135,579
Zhejiang Expressway Co. Ltd., Class H	1,022,000	989,239
Zijin Mining Group Co. Ltd., Class H	3,134,000	1,254,263

		391,038,625

Czech Republic — 0.0%
CEZ AS	364,529	8,173,134

Denmark — 0.1%
AP Moeller — Maersk A/S, Class A	972	1,040,507
AP Moeller — Maersk A/S, Class B	75	84,214
Carlsberg A/S, Class B	35,813	4,891,690
Novo Nordisk A/S, Class B	487,315	23,400,534

		29,416,945

Finland — 0.0%
Nokia OYJ	289,203	1,558,704

France — 2.6%
Cie de Saint-Gobain	366,658	14,046,153
Danone SA	2,474,270	214,739,011
Dassault Aviation SA	27,140	37,254,550
Eiffage SA	86,206	8,518,217
Electricite de France SA	38,079	471,387
Engie SA	23,888	367,624
EssilorLuxottica SA	208,463	28,218,862
Kering SA	7,043	3,637,789
Orange SA	101,131	1,499,013
Publicis Groupe SA	84,326	4,161,134
Renault SA	70,864	3,964,685
Safran SA	747,397	107,296,970
Sanofi	287,932	23,993,906
Sodexo SA	881,422	101,134,886
TOTAL SA	1,425,058	73,861,014
TOTAL SA — ADR	39,161	2,026,190
Unibail-Rodamco-Westfield	355,080	47,561,920
Vivendi SA	88,751	2,465,063

		675,218,374

Germany — 1.6%
Adidas AG	13,831	4,408,536
Allianz SE, Registered Shares	14,157	3,284,551
Bayer AG, Registered Shares	857,392	55,532,402
Deutsche Boerse AG	823	114,251
Evonik Industries AG	22,833	649,751

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	1,809,414	$90,411,627
HeidelbergCement AG	2,207	159,384
Knorr-Bremse AG	820,344	83,274,712
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,421	338,635
SAP SE	10,081	1,232,261
Siemens AG, Registered Shares	1,628,691	177,255,832
Vonovia SE	212,932	10,396,257

		427,058,199

Hong Kong — 0.8%
Beijing Enterprises Holdings Ltd.	250,500	1,222,994
China Resources Beer Holdings Co. Ltd.	214,000	1,002,688
China Taiping Insurance Holdings Co. Ltd.	15,200	41,967
CITIC Ltd.	637,000	843,431
CK Asset Holdings Ltd.	61,000	458,667
CK Infrastructure Holdings Ltd.	1,339,500	10,385,189
Fullshare Holdings Ltd.(a)	2,565,000	91,364
Hang Lung Properties Ltd.	4,949,000	11,650,279
HKT Trust & HKT Ltd.(d)	5,688,000	9,097,138
Hongkong Land Holdings Ltd.	634,500	3,869,494
Hysan Development Co. Ltd.	954,000	4,544,884
I-CABLE Communications Ltd.(a)(b)	1,370,132	16,739
Jardine Matheson Holdings Ltd.	253,500	15,386,375
Link REIT	751,000	8,735,012
Power Assets Holdings Ltd.	553,500	3,956,012
Sino Land Co. Ltd.	1,666,000	2,697,883
Sun Hung Kai Properties Ltd.	7,168,166	115,517,452
Swire Pacific Ltd., Class A	698,500	7,961,556
WH Group Ltd.(c)	451,500	439,476
Wharf Real Estate Investment Co. Ltd.	1,096,000	6,913,904

		204,832,504

India — 0.8%
Coal India Ltd.	3,128,743	9,276,525
HCL Technologies Ltd.	45,288	679,143
Hero MotoCorp Ltd.	245,643	8,375,315
Hindustan Petroleum Corp. Ltd.	198,650	764,190
Housing Development Finance Corp. Ltd.	2,324,823	71,474,784
Infosys Ltd.	23,285	265,751
Oil & Natural Gas Corp. Ltd.	3,023,285	6,083,026
Reliance Industries Ltd.	6,197,969	104,483,397
Vedanta Ltd.	617,631	1,373,441
Wipro Ltd.	60,182	231,252

		203,006,824

Indonesia — 0.1%
Bank Central Asia Tbk PT	5,025,800	11,033,524

Ireland — 0.1%
Accenture PLC, Class A	104,075	20,042,763

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Medtronic PLC	61,571	$6,276,548

		26,319,311

Italy — 0.8%
Enel SpA	12,262,785	83,885,102
Eni SpA	121,928	1,904,674
RAI Way SpA(c)	5,117,327	30,307,126
Snam SpA	1,439,230	7,066,286
Telecom Italia SpA(a)	36,757,911	20,666,279
Telecom Italia SpA, Non-Convertible Savings Shares	1,685,378	895,796
UniCredit SpA	4,221,831	49,710,013

		194,435,276

Japan — 5.8%
Aeon Co. Ltd.	33,700	583,153
AGC, Inc.	11,400	349,181
Ajinomoto Co., Inc.	5,192,700	93,045,133
Alfresa Holdings Corp.	268,400	6,471,113
Alps Alpine Co. Ltd.	112,720	2,051,991
Astellas Pharma, Inc.	5,806,550	82,289,803
Canon Marketing Japan, Inc.	237,200	4,543,415
Daikin Industries Ltd.	349,800	43,416,040
Daiwa House Industry Co. Ltd.	40,100	1,140,113
Denso Corp.	1,330,980	56,494,029
Dowa Holdings Co. Ltd.	123,400	3,897,174
East Japan Railway Co.	1,128,073	103,416,102
Exedy Corp.	173,000	3,526,718
GS Yuasa Corp.	383,700	7,176,385
Hino Motors Ltd.	462,900	3,713,514
Hitachi Ltd.	120,500	4,272,303
Hoya Corp.	1,038,117	79,604,776
Japan Airlines Co. Ltd.	3,637,600	113,912,518
Japan Aviation Electronics Industry Ltd.	432,500	6,023,554
Japan Post Holdings Co. Ltd.	8,400	82,341
Kamigumi Co. Ltd.	233,800	5,374,851
KDDI Corp.	417,000	10,880,152
Keyence Corp.	14,300	8,206,037
Kinden Corp.	934,700	14,139,707
Koito Manufacturing Co. Ltd.	950,400	47,513,647
Kuraray Co. Ltd.	318,400	3,765,650
Kyowa Kirin Co. Ltd.	20,100	331,269
Kyudenko Corp.	129,300	4,003,415
Mabuchi Motor Co. Ltd.	210,000	7,250,008
Maeda Road Construction Co. Ltd.	238,600	5,063,199
Medipal Holdings Corp.	320,500	6,807,961
MEIJI Holdings Co. Ltd.	4,800	333,336
Mitsubishi Estate Co. Ltd.	714,100	13,144,398
Mitsubishi Heavy Industries Ltd.	47,500	1,959,430
Mitsubishi Motors Corp.	163,200	718,161
Mitsubishi UFJ Financial Group, Inc.	744,100	3,675,111
Mitsui & Co. Ltd.	49,100	798,212
Murata Manufacturing Co. Ltd.	2,653,520	121,507,781
Nichias Corp.	220,700	3,952,895

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	2,100	$772,575
Nippo Corp.	232,700	4,433,249
Nippon Telegraph & Telephone Corp.	221,700	10,005,556
Nippon Television Holdings, Inc.	497,900	6,853,691
NTT DOCOMO, Inc.	31,000	743,299
Okumura Corp.	285,524	8,135,115
Olympus Corp.	2,618,700	28,551,353
Ono Pharmaceutical Co. Ltd.	124,300	2,255,195
Otsuka Holdings Co. Ltd.	76,100	2,798,574
Seino Holdings Co Ltd.	325,200	4,050,574
Seven & i Holdings Co. Ltd.	145,800	4,975,854
Shimamura Co. Ltd.	44,500	3,146,547
Shin-Etsu Chemical Co. Ltd.	937,840	95,486,982
Shionogi & Co. Ltd.	11,500	636,698
Shiseido Co. Ltd.	6,200	456,224
Sompo Holdings, Inc.	53,900	2,232,158
Sony Corp.	75,700	4,305,355
Stanley Electric Co. Ltd.	149,400	3,704,628
Subaru Corp.	3,992,390	93,047,562
Sumitomo Mitsui Financial Group, Inc.	7,800	272,764
Suzuken Co. Ltd.	128,400	7,075,741
Suzuki Motor Corp.	2,559,108	100,082,769
T&D Holdings, Inc.	98,400	1,105,016
Toagosei Co. Ltd.	854,000	8,835,233
Toda Corp.	1,192,200	6,530,551
Tokyo Gas Co. Ltd.	3,319,757	82,866,699
Tokyo Steel Manufacturing Co. Ltd.	1,151,300	8,745,382
Toshiba Corp.	33,200	1,059,302
Toyota Industries Corp.	1,083,180	56,232,643
TV Asahi Holdings Corp.	394,800	6,476,350
Yahoo! Japan Corp.	610,600	1,788,404
Yamato Holdings Co. Ltd.	37,800	742,106
Yamato Kogyo Co. Ltd.	180,700	4,674,574
ZOZO, Inc.	3,351,300	63,193,251

		1,501,706,550

Macau — 0.0%
Sands China Ltd.	35,200	168,955

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	2,046,700	4,145,770

Mexico — 0.0%
America Movil SAB de CV, Series L	4,141,596	2,913,246
Grupo Televisa SAB CPO	165,983	314,665

		3,227,911

Netherlands — 1.3%
ABN AMRO Group NV CVA(c)	7,359,067	147,309,973
Adyen NV(a)(c)	17,104	12,923,539
Aegon NV	97,316	479,566
ASML Holding NV	9,517	2,120,618
Koninklijke Philips NV	3,868,328	181,465,801

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	48,394	$5,003,456

		349,302,953

Norway — 0.0%
Equinor ASA	17,554	314,748

Peru — 0.0%
Southern Copper Corp.	38,696	1,384,930

Portugal — 0.0%
Jeronimo Martins SGPS SA	504,746	8,144,616

Singapore — 0.5%
CapitaLand Ltd.	39,287,000	102,924,649
ComfortDelGro Corp. Ltd.	4,837,700	9,481,822
Genting Singapore Ltd.	2,235,400	1,487,571
Singapore Telecommunications Ltd.	3,420,700	8,251,465
United Overseas Bank Ltd.	556,000	10,593,327

		132,738,834

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	85,446	536,308
Kumba Iron Ore Ltd.	5,124	168,634
MultiChoice Group Ltd.(a)	701	6,569
Old Mutual Ltd.	985,505	1,318,982

		2,030,493

South Korea — 0.4%
Hana Financial Group, Inc.	60,139	1,760,274
Hyundai Mobis Co. Ltd.	411	83,167
Industrial Bank of Korea	96,996	1,074,381
KB Financial Group, Inc.	32,615	1,191,811
Kia Motors Corp.	6,433	236,959
KT&G Corp.	688,745	55,928,339
LG Chem Ltd.	33,038	9,344,059
LG Electronics, Inc.	66,884	3,662,512
NCSoft Corp.	21,997	8,952,376
POSCO	47,756	9,001,167
S-Oil Corp.	77,519	6,124,156
Samsung SDS Co. Ltd.	917	160,393
Shinhan Financial Group Co. Ltd.	88,498	3,241,559
SK Telecom Co. Ltd.	36,281	7,594,748
Woongjin Coway Co. Ltd.	88,017	6,241,760

		114,597,661

Spain — 0.5%
CaixaBank SA	481,597	1,193,613
Cellnex Telecom SAU(a)(c)	3,571,812	133,579,807
Naturgy Energy Group SA	6,014	152,340
Repsol SA	32,651	517,871
Telefonica SA	72,145	550,006

		135,993,637

Sweden — 0.0%
Assa Abloy AB, Class B	67,577	1,550,023

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, A Shares	46,111	$1,408,420
Atlas Copco AB, B Shares	55,530	1,514,895
Sandvik AB	150,196	2,304,847
Telefonaktiebolaget LM Ericsson, Class B	159,374	1,394,406

		8,172,591

Switzerland — 1.4%
Alcon, Inc.(a)	4,002	231,754
Chubb Ltd.	616,686	94,254,288
Cie Financiere Richemont SA, Registered Shares	67,144	5,753,787
Ferguson PLC(a)	997,053	74,193,431
Glencore PLC(a)	1,404,548	4,504,130
LafargeHolcim Ltd., Registered Shares, Registered Share(a)	59,242	2,907,745
Nestle SA, Registered Shares	1,594,684	169,175,521
Roche Holding AG	442	118,308
Swiss Re AG	523	50,646

		351,189,610

Taiwan — 1.3%
Cathay Financial Holding Co. Ltd.	6,427,000	8,391,395
Chunghwa Telecom Co. Ltd.	15,081,000	52,171,948
Far EasTone Telecommunications Co. Ltd.	9,165,000	21,037,293
Formosa Chemicals & Fibre Corp.	2,174,000	6,612,985
Formosa Petrochemical Corp.	1,719,000	5,826,998
Formosa Plastics Corp.	2,241,000	7,208,874
Fubon Financial Holding Co. Ltd.	7,784,000	10,761,056
Globalwafers Co. Ltd.	89,000	944,322
Hon Hai Precision Industry Co. Ltd.	4,454,760	11,167,059
MediaTek, Inc.	114,000	1,140,254
Nan Ya Plastics Corp.	2,947,000	6,729,308
Taiwan Mobile Co. Ltd.	7,002,000	24,656,912
Taiwan Semiconductor Manufacturing Co. Ltd.	21,124,000	173,703,729
Uni-President Enterprises Corp.	4,588,000	11,875,882

		342,228,015

Thailand — 0.2%
Advanced Info Service PCL, Foreign Registered Shares	1,760,400	12,146,215
Intouch Holdings PCL, Class F	5,294,000	10,973,581
PTT Global Chemical PCL, Foreign Registered Shares	4,760,400	9,364,467
Siam Cement PCL, Foreign Registered Shares	654,000	9,228,938
Thai Beverage PCL	4,707,900	2,851,663

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, Foreign Registered Shares — NVDR	3,137,300	$7,038,651

		51,603,515

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	345,465	458,873
Tupras Turkiye Petrol Rafinerileri AS	7,060	177,037
Turkcell Iletisim Hizmetleri AS	39,208	91,369

		727,279

United Arab Emirates — 0.2%
NMC Health PLC(b)	1,635,724	48,847,881

United Kingdom — 2.4%
AstraZeneca PLC	8,340	720,524
Berkeley Group Holdings PLC	206,460	9,710,397
Diageo PLC	49,892	2,080,505
Fiat Chrysler Automobiles NV	102,710	1,375,948
GlaxoSmithKline PLC	103,570	2,141,923
GW Pharmaceuticals PLC — ADR(a)(b)	74,643	12,114,559
HSBC Holdings PLC	10,284,954	82,366,922
Kingfisher PLC	19,400,753	52,379,822
Liberty Global PLC, Class A(a)	1,917,032	51,127,243
RELX PLC	41,327	980,207
Rolls-Royce Holdings PLC(a)	422,299	4,414,011
Royal Dutch Shell PLC, Class A	5,220,232	163,814,501
Royal Dutch Shell PLC — ADR, Class A	1,339,601	84,247,507
Royal Dutch Shell PLC, Class B	72,389	2,286,407
Vodafone Group PLC	83,512,688	151,991,587

		621,752,063

United States — 31.4%
3M Co.	2,103	367,436
Abbott Laboratories	176,793	15,398,670
AbbVie, Inc.	1,057,705	70,464,307
Adobe, Inc.(a)	132,203	39,510,189
AES Corp.	126,653	2,126,504
Agilent Technologies, Inc.	1,303,951	90,507,239
Air Products & Chemicals, Inc.	807,569	184,343,776
Alexion Pharmaceuticals, Inc.(a)	1,085	122,920
Ally Financial, Inc.	50,773	1,670,939
Alphabet, Inc., Class A(a)	5,042	6,142,164
Alphabet, Inc., Class C(a)	369,838	449,974,498
Altria Group, Inc.	2,534,064	119,278,392
Amazon.com, Inc.(a)(e)	123,453	230,459,591
American Tower Corp.	62,293	13,182,445
Ameriprise Financial, Inc.	49,356	7,181,792
Amgen, Inc.	21,581	4,026,583
Anthem, Inc.	787,944	232,136,182
Apple, Inc.	1,643,475	350,125,914
Applied Materials, Inc.	576,821	28,477,653
AT&T, Inc.	9,011	306,825
Autodesk, Inc.(a)	27,711	4,327,627
AutoZone, Inc.(a)	1,036	1,163,469

Security	Shares	Value

United States (continued)
Bank of America Corp.	1,462,237	$44,861,431
Baxter International, Inc.	122,622	10,296,569
Becton Dickinson & Co.	310,426	78,475,693
Berkshire Hathaway, Inc., Class B(a)	124,869	25,651,839
Biogen, Inc.(a)	167,019	39,720,459
Boeing Co.	5,639	1,923,914
Booking Holdings, Inc.(a)	876	1,652,670
Boston Properties, Inc.	11,424	1,518,821
Bristol-Myers Squibb Co.	114,891	5,102,309
C.H. Robinson Worldwide, Inc.	157,250	13,166,542
Capital One Financial Corp.	22,059	2,038,693
Cardinal Health, Inc.	48,921	2,237,157
Carnival Corp.	55,824	2,636,567
Caterpillar, Inc.	16,642	2,191,252
Centene Corp.(a)	41,140	2,142,983
CenterPoint Energy, Inc.	51,581	1,496,365
Cerner Corp.	7,023	503,198
Charles Schwab Corp.	1,432,094	61,895,103
Charter Communications, Inc., Class A(a)	404,527	155,896,615
Chevron Corp.	67,987	8,369,880
Cisco Systems, Inc.	653,351	36,195,645
Citigroup, Inc.	995,941	70,871,162
Citrix Systems, Inc.	213,787	20,147,287
Clear Channel Outdoor Holdings, Inc.(a)(f)	1,326,429	4,019,080
Colgate-Palmolive Co.	1,906,377	136,763,486
Comcast Corp., Class A(e)	5,597,893	241,661,041
ConocoPhillips	35,502	2,097,458
Corning, Inc.	519,159	15,964,139
Costco Wholesale Corp.	11,578	3,191,244
CSX Corp.	87,143	6,134,867
Cummins, Inc.	14,837	2,433,268
CVS Health Corp.	899,887	50,276,687
DaVita, Inc.(a)	1,295,980	77,564,403
Delta Air Lines, Inc.	54,760	3,342,550
Devon Energy Corp.	114,112	3,081,024
Discover Financial Services	32,456	2,912,601
Dollar Tree, Inc.(a)	1,089,512	110,857,846
Dover Corp.	866,890	83,958,296
Dropbox, Inc., Class A(a)	3,395,935	80,008,229
DuPont de Nemours, Inc.	543,973	39,253,092
DXC Technology Co.	86,462	4,821,986
Eaton Corp. PLC	32,503	2,671,422
eBay, Inc.	107,814	4,440,859
Edwards Lifesciences Corp.(a)	11,705	2,491,409
Eli Lilly & Co.	11,529	1,256,085
Emerson Electric Co.	2,542,651	164,967,197
Equinix, Inc.	159,926	80,298,845
Equity Residential	416,827	32,883,482
Exelon Corp.	296,105	13,342,491
Expedia Group, Inc.	44,148	5,860,205
Facebook, Inc., Class A(a)	459,121	89,175,072

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Information Services, Inc.	24,348	$3,244,371
Fieldwood Energy, Inc.(g)	360,698	10,820,940
Fieldwood Energy, Inc.(a)(g)	97,383	2,921,490
Fifth Third Bancorp	93,511	2,776,342
FleetCor Technologies, Inc.(a)	542,798	154,246,908
Ford Motor Co.	120,397	1,147,383
Fortune Brands Home & Security, Inc.	119,954	6,590,273
General Electric Co.	144,814	1,513,306
General Motors Co.	58,087	2,343,230
Gilead Sciences, Inc.	1,387,793	90,928,197
Global Payments, Inc.	79,254	13,308,332
Goldman Sachs Group, Inc.	19,451	4,281,749
Halliburton Co.	30,186	694,278
Hartford Financial Services Group, Inc.	250,441	14,432,915
HCA Healthcare, Inc.	515,922	68,880,746
Helmerich & Payne, Inc.	35,843	1,780,680
Hewlett Packard Enterprise Co.	160,050	2,299,918
Home Depot, Inc.	20,146	4,304,999
Honeywell International, Inc.	32,984	5,688,421
HP, Inc.	15,899	334,515
Huntsman Corp.	64,311	1,321,591
IAA, Inc.(a)	49,471	2,312,769
iHeartMedia, Inc.(a)	11,281	168,764
iHeartMedia, Inc., Class A(a)(b)(f)	552,804	8,269,948
Illumina, Inc.(a)	2,510	751,444
Incyte Corp.(a)	1,277	108,443
Intel Corp.	164,522	8,316,587
International Business Machines Corp.	34,060	5,049,054
Intuit, Inc.	150,063	41,613,971
Intuitive Surgical, Inc.(a)	4,007	2,081,677
Jawbone Health Hub, Inc., (Acquired 1/24/17, Cost $0)(g)(h)	1,518,232	15
Johnson & Johnson	1,582,156	206,028,354
JPMorgan Chase & Co.	2,604,987	302,178,492
KLA Corp.	24,115	3,287,357
Kraft Heinz Co.	7,774	248,846
Kroger Co.	206,974	4,379,570
L3Harris Technologies, Inc.	25,590	5,312,484
Lam Research Corp.	6,358	1,326,342
Lear Corp.	10,254	1,300,002
Liberty Broadband Corp., Class C(a)	601,742	59,879,346
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	575,709	23,966,766
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	964,685	40,381,714
Lockheed Martin Corp.	14,250	5,160,922
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082)(g)(h)	183,495	119,272
Lowe’s Cos., Inc.	784,537	79,552,052
Marathon Petroleum Corp.	618,535	34,879,189
Marsh & McLennan Cos., Inc.	1,649,882	163,008,342
Marvell Technology Group Ltd.	491,120	12,896,811

Security	Shares	Value

United States (continued)
Masco Corp.	321,524	$13,108,533
Mastercard, Inc., Class A	129,940	35,378,764
McDonald’s Corp.	18,990	4,001,573
McKesson Corp.	32,061	4,454,876
Merck & Co., Inc.	1,409,059	116,937,806
MetLife, Inc.	98,979	4,891,542
Micron Technology, Inc.(a)	38,377	1,722,744
Microsoft Corp.	3,272,991	446,010,484
Mondelez International, Inc., Class A	194,072	10,380,911
Monster Beverage Corp.(a)	33,779	2,177,732
Morgan Stanley	1,539,828	68,614,736
Motorola Solutions, Inc.	96,644	16,039,038
Mylan NV(a)	48,479	1,013,211
Newmont Goldcorp Corp.	1,974,305	72,101,619
NextEra Energy, Inc.	720,090	149,181,045
NIKE, Inc., Class B	38,187	3,285,228
Norfolk Southern Corp.	14,115	2,697,659
Northrop Grumman Corp.	8,277	2,860,283
Omnicom Group, Inc.	90,048	7,223,651
ONEOK, Inc.	2,407,387	168,709,681
Oracle Corp.	1,596,119	89,861,500
Packaging Corp. of America	16,377	1,653,586
PayPal Holdings, Inc.(a)	207,866	22,948,406
PepsiCo, Inc.	137,370	17,557,260
Pfizer, Inc.	4,047,650	157,210,726
Philip Morris International, Inc.	159,754	13,357,032
Phillips 66	26,691	2,737,429
Procter & Gamble Co.	96,460	11,386,138
Progressive Corp.	46,241	3,744,596
Prudential Financial, Inc.	19,992	2,025,390
QUALCOMM, Inc.	702,976	51,429,724
Raytheon Co.	1,156,039	210,734,349
Regeneron Pharmaceuticals, Inc.(a)	2,291	698,205
Regions Financial Corp.	1,208,282	19,247,932
Reinsurance Group of America, Inc.	18,975	2,958,582
Rockwell Automation, Inc.	10,167	1,634,650
Ross Stores, Inc.	27,586	2,924,944
Royal Caribbean Cruises Ltd.	24,268	2,823,339
salesforce.com, Inc.(a)	227,689	35,177,950
Schlumberger Ltd.	262,144	10,477,896
Sempra Energy	457,037	61,896,521
ServiceNow, Inc.(a)	7,031	1,950,329
Stanley Black & Decker, Inc.	8,976	1,324,768
Starbucks Corp.	60,683	5,746,073
Stryker Corp.	67,043	14,064,281
SunTrust Banks, Inc.	1,588,007	105,761,266
Synchrony Financial	2,581	92,606
Sysco Corp.	25,800	1,769,106
Target Corp.	282,243	24,385,795
Texas Instruments, Inc.	422,626	52,832,476
Thermo Fisher Scientific, Inc.	28,068	7,793,922
TJX Cos., Inc.	972,148	53,040,395
Travelers Cos., Inc.	87,900	12,887,898

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Share/Par (000)	Value

United States (continued)
Twitter, Inc.(a)		5,229	$221,239
U.S. Bancorp		327,078	18,692,508
Union Pacific Corp.		21,590	3,885,120
United Airlines Holdings, Inc.(a)		27,876	2,562,083
United Parcel Service, Inc., Class B		28,090	3,355,912
United Technologies Corp.		1,094,704	146,252,454
UnitedHealth Group, Inc.		710,083	176,817,768
Valero Energy Corp.		28,871	2,461,253
VeriSign, Inc.(a)(b)		18,737	3,955,193
Verizon Communications, Inc.		2,561,007	141,546,857
Vertex Pharmaceuticals, Inc.(a)		6,512	1,085,029
Visa, Inc., Class A		212,316	37,792,248
Vistra Energy Corp.		512,615	11,000,718
VMware, Inc., Class A		37,055	6,465,727
Walmart, Inc.		90,135	9,949,101
Walt Disney Co.		26,479	3,786,762
Waste Management, Inc.		11,987	1,402,479
Wells Fargo & Co.		2,520,196	122,002,688
Welltower, Inc.		285,711	23,748,298
Western Digital Corp.		29,746	1,603,012
Weyerhaeuser Co.		567,152	14,411,332
Williams Cos., Inc.		7,335,468	180,745,931
Wyndham Destinations, Inc.		45,582	2,145,089
Xcel Energy, Inc.		26,001	1,549,920
Xilinx, Inc.		290,444	33,171,609
Yum! Brands, Inc.		45,987	5,174,457
Zoetis, Inc.		22,090	2,537,920

			8,205,703,643

Total Common Stocks — 56.1% (Cost — $11,516,052,214)			14,647,460,275

		Par (000)
Corporate Bonds — 6.7%

Australia — 0.6%
Quintis Australia Pty. Ltd.(c)(g)(i)(w):
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		76,446	76,446,173
(0.00% Cash), 12.00%, 10/01/28	USD	86,568	86,568,299

			163,014,472

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/19(a)(j)		34,109	980,634

China — 0.1%
Baidu, Inc., 4.38%, 05/14/24		14,252	15,119,398

Security		Par (000)	Value

China (continued)
China Milk Products Group Ltd., 0.00%, 01/15/49(a)(j)(k)(l)	USD	39,500	$395,000

			15,514,398

France — 0.1%
Danone SA, 2.59%, 11/02/23(c)		19,588	19,683,301

India — 0.0%
REI Agro Ltd., 5.50%, 11/13/19(a)(g)(j)		46,516	466

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc., 3.78%, 03/02/25		8,102	8,538,886
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23		51,201	54,018,512
Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(c)		13,641	13,869,596

			76,426,994

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(c)		6,234	6,476,191

Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 07/06/20(a)(c)(g)(j)(l)(w)		140,850	16,902,000
ING Groep NV, 4.10%, 10/02/23		26,436	27,947,220
NXP BV/NXP Funding LLC, 4.63%, 06/01/23(c)		12,419	13,108,799

			57,958,019

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(l)	SGD	22,500	16,395,149

Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	12,000	12,792,789

United Kingdom — 0.1%
HSBC Holdings PLC:
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(m)		18,361	18,611,713
3.80%, 03/11/25(n)		10,486	10,854,726

			29,466,439

United States — 5.1%
AbbVie, Inc., 3.60%, 05/14/25		7,613	7,852,189
Allergan Funding SCS, 3.45%, 03/15/22		17,464	17,790,471
Allergan Sales LLC, 5.00%, 12/15/21(c)		9,540	10,005,939
Altria Group, Inc.:
3.49%, 02/14/22		5,615	5,734,883
3.80%, 02/14/24		10,467	10,896,658
4.40%, 02/14/26		41,306	44,057,899
American Express Co., 3.70%, 08/03/23		39,368	41,113,123
Aon Corp., 4.50%, 12/15/28		4,580	5,082,278

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Apple, Inc.:
3.35%, 02/09/27	USD	32,125	$33,809,276
3.20%, 05/11/27		30,867	32,157,113
AvalonBay Communities, Inc., 3.50%, 11/15/24		3,324	3,488,843
Bank of America Corp.:
3.30%, 01/11/23		18,392	18,875,200
4.13%, 01/22/24		40,755	43,502,182
4.00%, 01/22/25		9,832	10,320,127
Becton Dickinson & Co.:
3.13%, 11/08/21		17,834	18,051,736
2.89%, 06/06/22		25,316	25,536,857
3.36%, 06/06/24		8,650	8,937,646
BP Capital Markets America, Inc., 3.79%, 02/06/24		15,283	16,142,586
Broadcom, Inc., 3.13%, 04/15/21(c)		31,124	31,296,092
Capital One Financial Corp.:
3.20%, 01/30/23		13,235	13,500,015
3.30%, 10/30/24		16,761	17,353,865
Cigna Corp.(c):
3.40%, 09/17/21		24,952	25,392,614
3.75%, 07/15/23		21,234	22,054,182
Citigroup, Inc., 3.35%, 04/24/25(n)		31,653	32,501,906
Comcast Corp., 3.70%, 04/15/24		36,440	38,532,067
CVS Health Corp., 3.70%, 03/09/23		56,527	58,321,880
Dell International LLC/EMC Corp., 4.90%, 10/01/26(c)		7,452	7,797,522
Energy Transfer Operating LP:
5.88%, 01/15/24		7,094	7,878,770
4.05%, 03/15/25		6,342	6,598,955
Enterprise Products Operating LLC:
3.35%, 03/15/23		25,236	25,964,265
3.90%, 02/15/24		6,670	7,048,967
3.75%, 02/15/25		6,181	6,523,561
Fiserv, Inc., 2.75%, 07/01/24		64,902	65,388,729
Gilead Sciences, Inc.:
3.25%, 09/01/22		18,410	18,901,142
3.70%, 04/01/24		20,378	21,420,794
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 1.05%),
2.91%, 06/05/23(m)		18,398	18,548,105
3.63%, 02/20/24		21,448	22,262,458
Home Depot, Inc., Series 2019-3A, Class A, 2.95%, 06/15/29		14,025	14,342,790
Hughes Satellite Systems Corp.,		3,734	4,008,897
7.63%, 06/15/21
iHeartCommunications, Inc.:
6.38%, 05/01/26		15,993	16,988,097
8.38%, 05/01/27		5,782	6,085,475
International Business Machines Corp., 3.00%, 05/15/24		39,646	40,564,582

Security		Par (000)	Value

United States (continued)
JPMorgan Chase & Co.,
4.02%, 12/05/24(n)	USD	24,525	$26,002,689
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24		4,807	5,104,208
4.15%, 02/01/24		4,981	5,252,303
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24		10,537	11,158,446
4.38%, 03/15/29		4,595	5,113,100
McDonald’s Corp., 3.35%, 04/01/23		11,433	11,848,839
Morgan Stanley:
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(m)		15,720	15,715,742
Series F, 3.88%, 04/29/24		25,008	26,415,190
MPLX LP, 4.13%, 03/01/27		12,486	13,006,488
NextEra Energy Capital Holdings, Inc., 2.90%, 04/01/22		17,038	17,319,629
Philip Morris International, Inc.,		8,146	8,493,441
3.60%, 11/15/23
QUALCOMM, Inc.:
2.60%, 01/30/23		9,255	9,289,884
2.90%, 05/20/24		23,965	24,338,634
Starbucks Corp., 3.10%, 03/01/23		18,440	18,930,596
SunTrust Banks, Inc., 4.00%, 05/01/25		7,866	8,371,811
TransDigm, Inc., 6.25%, 03/15/26(c)		47,324	49,631,045
UnitedHealth Group, Inc., 3.70%, 12/15/25		4,526	4,820,254
Verizon Communications, Inc.,
3.50%, 11/01/24		20,470	21,437,234
Vistra Operations Co. LLC,		16,393	17,294,615
5.63%, 02/15/27(c)
Walgreen Co., 3.10%, 09/15/22		18,780	19,075,897
Wells Fargo & Co.:
3.07%, 01/24/23		3,677	3,730,782
3.75%, 01/24/24		11,784	12,346,999
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(m)		62,407	63,652,865
Wells Fargo Bank N.A., 3.55%, 08/14/23		32,849	34,214,616
Williams Cos., Inc.:
3.70%, 01/15/23		15,156	15,649,696
4.55%, 06/24/24		9,435	10,126,609

			1,340,972,348

Total Corporate Bonds — 6.7% (Cost — $1,952,589,540)			1,739,681,200

Floating Rate Loan Interests(o) — 0.2%

United States — 0.2%
Fieldwood Energy LLC:
Exit 1st Lien TL, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.51%, 04/11/22		11,587	10,627,357

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Fieldwood Energy LLC (continued):
Exit 2nd Lien TL, (3 mo. LIBOR + 7.25%, 1.00% Floor) 9.51%, 04/11/23	USD	15,642	$12,815,554
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 4.02%, 06/22/26		25,167	25,232,509
iHeartCommunications, Inc., Exit Term Loan, (3 mo. LIBOR + 4.00%), 6.58%, 05/01/26		13,956	14,050,156

Total Floating Rate Loan Interests — 0.2% (Cost — $66,352,327)			62,725,576

Foreign Agency Obligations — 4.5%

Argentina — 0.4%
Argentine Republic Government International Bond:
3.38%, 01/15/23	EUR	14,745	13,180,598
6.88%, 01/26/27	USD	44,103	36,440,104
5.88%, 01/11/28		44,003	34,831,124
5.25%, 01/15/28	EUR	4,134	3,419,384
7.82%, 12/31/33		16,427	15,468,060

			103,339,270

Australia — 0.3%
Australia Government Bond, 3.00%, 03/21/47	AUD	78,445	67,061,113

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	61,610	46,034,779

Germany — 0.7%
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 08/15/28	EUR	149,797	177,582,050

Indonesia — 0.2%
Indonesia Treasury Bond, 8.25%, 05/15/29	IDR	786,850,000	64,081,332

Italy — 1.1%
Italy Buoni Poliennali Del Tesoro:
3.00%, 08/01/29	EUR	176,968	222,297,755
3.85%, 09/01/49(c)		51,533	71,301,744

			293,599,499

Security		Par (000)	Value

Mexico — 0.3%
Mexican Bonos:
8.00%, 09/05/24	MXN	599,000	$32,181,048
10.00%, 12/05/24		563,300	32,890,027

			65,071,075

South Africa — 0.2%
Republic of South Africa Government Bond, 8.00%, 01/31/30	ZAR	976,545	63,567,829

Spain — 1.1%
Spain Government Bond(c):
0.60%, 10/31/29	EUR	175,135	200,030,040
2.70%, 10/31/48		63,149	94,105,660

			294,135,700

Total Foreign Agency Obligations — 4.5% (Cost — $1,177,037,315)			1,174,472,647

Preferred Securities — 2.9%

Capital Trusts — 1.0%

Netherlands — 0.1%
ING Groep NV, 6.00%(m)(q)	USD	9,164	9,218,068

United Kingdom — 0.3%
HSBC Holdings PLC, 6.38%(m)(q)		35,632	37,043,740
Lloyds Bank PLC, 13.00%(m)(q)	GBP	19,149	40,238,327

			77,282,067

United States — 0.6%
American Express Co., Series C,
4.90%(m)(q)	USD	12,102	12,171,102
Citigroup, Inc.,(m)(q):
Series O, 5.88%		41,346	41,914,508
Series Q, 5.95%		16,760	17,075,088
Goldman Sachs Group, Inc., Series M, 5.38%(m)(q)		19,537	19,708,926
JPMorgan Chase & Co., Series FF, 5.00%(m)(q)		21,345	21,558,450
Morgan Stanley, Series H, 5.91%(m)(q)		13,772	13,806,430
NBCUniversal Enterprise, Inc., 5.25%(c)(q)		14,116	14,504,190
Prudential Financial, Inc.(m):
5.88%, 09/15/42		10,487	11,208,191
5.63%, 06/15/43		6,962	7,448,713

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
USB Capital IX, 3.50%(m)(q)	USD	5,853	$4,938,761

			164,334,359

Total Capital Trusts — 1.0% (Cost — $242,728,273)			250,834,494

		Shares

Preferred Stocks — 1.7%

Brazil — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A(a)		54,264	484,009

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares		784,936	80,938,636
Porsche Automobil Holding SE, Preference Shares		638	41,818

			80,980,454

United States — 1.4%
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,149)(g)(h)		9,935,944	25,833,455
Grand Rounds, Inc., Series D, (Acquired 05/01/18, cost $5,049,088)(g)(h)		2,083,258	5,353,973
Lookout, Inc., Series F, (Acquired 9/19/14, cost $53,322,391)(g)(h)		4,667,944	33,095,723
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474)(g)(h)		9,583,601	60,664,194
Uber Technologies, Inc., Series E, (Acquired 12/04/14, cost $ 90,664,966)(h)		5,844,432	239,579,959

			364,527,304

Total Preferred Stocks — 1.7% (Cost — $314,990,058)			445,991,767

Trust Preferreds — 0.2%

United States — 0.2%
Citigroup Capital XIII, 8.64%, 10/30/40(m)		856,765	23,304,008
GMAC Capital Trust I, Series 2, 7.94%, 2/15/40(m)		940,966	24,803,864
Wells Fargo & Co., Series L, 7.50%, 12/31/49(b)(l)		8,768	12,192,430

Total Trust Preferreds — 0.2% (Cost — $54,272,818)			60,300,302

Total Preferred Securities — 2.9% (Cost — $611,991,149)			757,126,563

Security		Par (000)	Value

U.S. Treasury Obligations — 20.7%
U.S. Treasury Bonds, 2.88%, 05/15/49(r)	USD	124,267	$133,300,628
U.S. Treasury Inflation Protected Security:
0.63%, 04/15/23		117,423	118,485,670
0.50%, 04/15/24		648,678	655,219,424
U.S. Treasury Notes:
1.75%, 06/30/24		232,604	231,541,326
1.75%, 07/31/24		779,667	776,194,551
3.00%, 10/31/25(r)(t)		271,067	288,347,947
2.63%, 01/31/26(r)		565,901	590,106,324
1.88%, 06/30/26		304,548	303,500,718
2.38%, 05/15/29(r)(t)		2,230,453	2,300,155,069

Total U.S. Treasury Obligations — 20.7% (Cost — $5,322,130,929)			5,396,851,657

Total Long-Term Investments — 91.1% (Cost — $20,646,153,474)			23,778,317,918

Short-Term Securities — 10.3%

Foreign Agency Obligations — 3.1%

Japan — 3.1%
Japan Treasury Discount Bill(p):
0.00%, 08/05/19	JPY	27,540,000	253,150,348
0.00%, 08/13/19		43,383,100	398,790,519
0.00%, 08/26/19		17,413,150	160,072,887

Total Foreign Agency Obligations — 3.1% (Cost — $805,155,130)			812,013,754

Time Deposits — 0.0%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.86%, 08/01/19	CAD	3,350	2,538,213

Europe — 0.0%
Citibank, New York, (0.58%), 08/01/19	EUR	2,143	2,372,123

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 1.42%, 08/01/19	HKD	6,941	886,612

Norway — 0.0%
Brown Brothers Harriman & Co., 0.49%, 08/01/19	NOK	17	1,902

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.50%, 08/01/19	ZAR	1	$48

United Kingdom — 0.0%
Citibank, New York, 0.37%, 08/01/19	GBP	4,118	5,008,215

United States — 0.0%
ANZ New Zealand International Ltd., London, 2.40%, 08/01/19	USD	112	111,531

Total Time Deposits — 0.0% (Cost — $10,918,644)			10,918,644

U.S. Treasury Obligations — 6.8%
U.S. Treasury Bills(p):
2.10% — 2.19%, 08/20/19	USD	44,060	44,012,810
2.10% — 2.20%, 08/27/19		278,280	277,885,208
2.04%, 10/31/19		125,000	124,356,154
2.03% — 2.11%, 11/07/19		673,500	669,759,374
1.50%, 11/30/19(s)		78,661	78,473,965
2.05%, 12/05/19		86,000	85,387,665
2.11%, 12/12/19		110,000	109,174,692
2.02%, 12/26/19		96,000	95,201,561
2.02%, 01/02/20		100,000	99,137,671
2.04%, 01/09/20		100,000	99,090,275
2.07%, 01/23/20		92,000	91,092,064

Total U.S. Treasury Obligations — 6.8% (Cost — $1,773,517,949)			1,773,571,439

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(u)(w)	22,022,025	$22,022,025
SL Liquidity Series, LLC, Money Market Series, 2.50%(u)(v)(w)	78,826,688	78,842,454

Total Money Market Funds — 0.4% (Cost — $100,856,012)		100,864,479

Total Short-Term Securities — 10.3% (Cost — $2,690,447,735)		2,697,368,316

Options Purchased — 0.4% (Cost — $179,897,943)		96,358,607

Total Investments Before Investments Sold Short and Options Written — 101.8% (Cost — $23,516,499,152)		26,572,044,841

Investments Sold Short — (0.1%)

Common Stocks — (0.1%)

Japan — (0.1%)
Sumco Corp.	(1,665,500)	(21,827,877)

Total Investments Sold Short — (0.1)% (Proceeds — $25,890,361)		(21,827,877)

Options Written — (0.5)% (Premiums Received — $100,511,718)		(120,883,964)

Total Investments, Net of Investments Sold Short and Options Written — 101.2% (Cost — $23,390,097,073)		26,429,333,000

Liabilities in Excess of Other Assets — (1.2)%		(325,636,895)

Net Assets — 100.0%		$26,103,696,105

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	When-issued security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $364,646,591 and an original cost of $237,467,150, which was 1.4% of its net assets.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

(n)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Rates shown are discount rates or a range of discount rates as of period end.
(q)	Perpetual security with no stated maturity date.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	All or a portion of the security is held by a wholly-owned subsidiary.
(t)	All or a portion of the security has been pledged in connection with outstanding futures contracts.
(u)	Annualized 7-day yield as of period end.
(v)	Security was purchased with the cash collateral from loaned securities.
(w)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Par Held at 10/31/18	Shares/ Par Purchased		Shares/ Par Sold	Shares/ Par Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	22,022,025	(b)	—	22,022,025	$22,022,025	$717,705		$—	$—
SL Liquidity Series, LLC, Money Market Series	74,893,844	3,932,844	(b)	—	78,826,688	78,842,454	745,331	(c)	33,900	977
Bio City Development Co. BV	140,850,000	—		—	140,850,000	16,902,000	(3,599,500)		—	(4,929,750)
Quintis Australia Pty. Ltd.	89,251,400	—		(2,683,101)	86,568,299	86,568,299	—		(286,928)	490,935
Quintis Australia Pty. Ltd.	75,260,640	2,659,209		(1,473,676)	76,446,173	76,446,173	4,447,670		(72,950)	86,796
Quintis HoldCo Pty. Ltd.	45,776,155	—		—	45,776,155	37,564,828	—		—	17,142,503
iShares Gold Trust	28,916,741	7,163,292		(36,080,033)	—	—	—		(8,213,360)	30,906,313

						$318,345,779	$2,311,206		$(8,539,338)	$43,697,774

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts

AGC	Assured Guarantee Corp.

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

OTC	Over-the-Counter

PCL	Public Company Limited

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

SPDR	Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	46	09/20/19	$15,511	$(294,283)
MSCI Emerging Markets E-Mini Index	3,393	09/20/19	173,993	(2,872,113)
5-Year U.S. Treasury Note	17,156	09/30/19	2,016,768	(561,932)

				(3,728,328)

Short Contracts
Yen Denom Nikkei Index	4,499	09/12/19	441,877	(1,967,062)
SPI 200 Index	159	09/19/19	18,354	(516,826)
Euro Stoxx 50 Index	329	09/20/19	12,609	257,269
NASDAQ 100 E-Mini Index	945	09/20/19	148,682	(1,348,503)
S&P 500 E-Mini Index	1,936	09/20/19	288,687	1,787,996

				(1,787,126)

				$(5,515,454)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,680,587	NOK	32,215,000	JPMorgan Chase Bank N.A.	08/01/19	$43,269
USD	45,376,946	NOK	397,478,000	JPMorgan Chase Bank N.A.	08/01/19	498,661
JPY	22,289,224,000	USD	204,997,402	BNP Paribas S.A.	08/16/19	91,346
USD	5,840,796	GBP	4,666,000	Deutsche Bank AG	08/16/19	162,651
USD	7,674,112	JPY	826,401,000	Citibank N.A.	08/16/19	70,189
USD	4,421,375	GBP	3,531,000	JPMorgan Chase Bank N.A.	08/23/19	122,950
USD	134,065,409	EUR	118,020,000	JPMorgan Chase Bank N.A.	09/12/19	2,986,768
USD	274,058,122	EUR	239,858,876	JPMorgan Chase Bank N.A.	09/13/19	7,637,349
USD	199,940,191	EUR	176,297,000	Bank of America N.A.	09/19/19	4,022,751
ZAR	1,124,489,000	USD	74,930,966	Citibank N.A.	09/19/19	3,011,467
USD	134,201,948	EUR	118,069,000	JPMorgan Chase Bank N.A.	09/20/19	2,981,943
USD	8,682,781	JPY	930,848,000	JPMorgan Chase Bank N.A.	10/03/19	86,050
USD	132,492,083	GBP	107,934,000	BNP Paribas S.A.	10/08/19	803,941

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	133,282,644	GBP	106,286,000	Bank of America N.A.	10/08/19	$3,605,194
USD	39,529,501	AUD	56,290,000	JPMorgan Chase Bank N.A.	10/31/19	921,661
USD	179,352,077	EUR	159,775,546	Goldman Sachs International	11/01/19	1,186,536

						28,232,726

NOK	429,693,000	USD	49,833,252	UBS AG	08/01/19	(1,317,649)
GBP	101,527,000	USD	131,743,435	Citibank N.A.	08/16/19	(8,193,267)
GBP	53,798,000	USD	68,755,566	Bank of America N.A.	08/23/19	(3,265,149)
USD	67,616,941	INR	4,771,288,000	Citibank N.A.	08/30/19	(1,242,643)
EUR	118,020,000	USD	133,546,475	Bank of America N.A.	09/12/19	(2,467,834)
EUR	118,100,160	USD	133,302,367	Citibank N.A.	09/13/19	(2,123,832)
EUR	121,758,715	USD	138,323,015	JPMorgan Chase Bank N.A.	09/13/19	(3,080,777)
EUR	176,297,000	USD	200,371,589	JPMorgan Chase Bank N.A.	09/19/19	(4,454,150)
EUR	118,069,000	USD	134,643,007	Goldman Sachs International	09/20/19	(3,423,001)
JPY	15,023,450,000	USD	139,596,286	Goldman Sachs International	10/03/19	(849,083)
JPY	26,985,125,000	USD	251,309,158	Goldman Sachs International	10/24/19	(1,723,513)
ZAR	557,535,000	USD	39,639,464	Barclays Bank PLC	10/31/19	(1,191,045)
EUR	70,632,000	USD	79,218,520	Bank of America N.A.	11/01/19	(456,853)
NOK	397,478,000	USD	45,495,786	JPMorgan Chase Bank N.A.	12/06/19	(501,183)

						(34,289,979)

						$(6,057,253)

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Call
2Y-10Y CMS Index CAP	0.50%	Goldman Sachs International	2/27/20	USD	2,314,244	$1,190,656	$3,008,517	$(1,817,861)
2Y-10Y CMS Index CAP	0.50	Goldman Sachs International	8/27/20	USD	2,298,002	3,328,380	5,859,905	(2,531,525)

						$4,519,036	$8,868,422	$(4,349,386)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
MC 5Yx5-Year Interest Rate Swap, 09/24/29	3-Month LIBOR, 2.27%	Quarterly	2.15%	Semi-Annual	Nomura International PLC	09/20/19	2.15%	USD 1,367,936	$5,234,516

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NASDAQ 100 Index	Nomura International PLC	45,399	08/02/19	USD	7,960.00	USD	356,327	$651,476
S&P 500 Index	UBS AG	272,275	08/02/19	USD	3,030.00	USD	811,483	469,674
NASDAQ 100 Index	Citibank N.A.	11,358	08/09/19	USD	8,025.00	USD	89,146	232,839
S&P 500 Index	Morgan Stanley & Co. International PLC	34,111	08/09/19	USD	3,020.00	USD	101,664	329,171
Euro Stoxx 50 Index	Credit Suisse International	23,639	08/16/19	EUR	3,450.00	EUR	81,953	1,290,735
S&P 500 Index	Goldman Sachs International	34,055	08/16/19	USD	3,020.00	USD	101,497	469,959
S&P 500 Index	Morgan Stanley & Co. International PLC	68,196	08/16/19	USD	3,040.00	USD	203,250	494,421
SPDR Gold Trust	JPMorgan Chase Bank N.A.	913,246	08/16/19	USD	136.00	USD	121,653	552,514
Euro Stoxx 50 Index	UBS AG	37,034	08/30/19	EUR	3,550.00	EUR	128,391	628,567
S&P 500 Index	Nomura International PLC	41,048	08/30/19	USD	2,975.00	USD	122,339	2,025,719
S&P 500 Index	Bank of America N.A.	131,764	09/06/19	USD	3,050.00	USD	392,707	2,068,695
Apple, Inc.	Morgan Stanley & Co. International PLC	147,904	09/20/19	USD	212.50	USD	31,509	1,026,636
Euro Stoxx 50 Index	Credit Suisse International	55,785	09/20/19	EUR	3,575.00	EUR	193,398	1,108,485
Facebook, Inc., Class A	UBS AG	223,732	09/20/19	USD	185.00	USD	43,455	3,048,348
S&P 500 Index	Societe Generale	54,738	09/20/19	USD	2,975.00	USD	163,140	3,456,705
SPDR Gold Trust	Societe Generale	1,182,791	09/20/19	USD	136.00	USD	157,560	1,851,068
Total SA	UBS AG	2,073,444	09/20/19	USD	70.00	USD	107,280	2
GBP-USD Currency	UBS AG	459,545,000	10/08/19	GBP	1.34	GBP	459,545	150,890
Euro Stoxx 50 Index	Credit Suisse International	18,860	10/18/19	EUR	3,600.00	EUR	65,385	478,107
FedEx Corp.	Citibank N.A.	179,108	10/18/19	USD	170.00	USD	30,543	1,625,405
Lowe’s Cos., Inc.	Nomura International PLC	303,778	10/18/19	USD	97.50	USD	30,803	2,301,118
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	472,527	10/18/19	USD	70.00	USD	34,570	2,811,536
SPDR Gold Trust	Societe Generale	1,137,400	10/18/19	USD	136.00	USD	151,513	2,456,784
SPDR Gold Trust	Societe Generale	1,044,164	11/15/19	USD	138.00	USD	139,093	2,440,932
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	194,319	11/22/19	USD	167.00	USD	33,639	3,080,591
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	191.28	JPY	3,320,311	2,812
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	191.28	JPY	6,324,482	5,356
DAX Index	Goldman Sachs International	11,833	12/20/19	EUR	13,700.00	EUR	144,233	254,123
DAX Index	Goldman Sachs International	3,414	12/20/19	EUR	13,300.00	EUR	41,613	212,586
DAX Index	Morgan Stanley & Co. International PLC	11,834	12/20/19	EUR	13,700.00	EUR	144,245	254,145
Emerson Electric Co.	Bank of America N.A.	897,114	12/20/19	USD	65.00	USD	58,205	3,182,736
Euro Stoxx 50 Index	Goldman Sachs International	75,198	12/20/19	EUR	3,850.00	EUR	260,700	462,005
Euro Stoxx 50 Index	Goldman Sachs International	75,415	12/20/19	EUR	3,850.00	EUR	261,452	463,339
Euro Stoxx 50 Index	Goldman Sachs International	13,808	12/20/19	EUR	3,750.00	EUR	47,870	223,168
Facebook, Inc., Class A	UBS AG	447,522	12/20/19	USD	195.00	USD	86,922	6,455,505
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	792,128	12/20/19	USD	55.00	USD	44,668	4,192,789
Agilent Technologies, Inc.	Nomura International PLC	386,355	01/17/20	USD	71.00	USD	26,817	1,640,680
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	168,483	01/17/20	USD	162.50	USD	29,166	3,515,061
Alphabet, Inc., Class A	JPMorgan Chase Bank N.A.	51,657	01/17/20	USD	1,315.00	USD	62,850	1,846,738
BP PLC	Nomura International PLC	2,497,333	01/17/20	USD	45.00	USD	99,244	586,873
CVS Health Corp.	JPMorgan Chase Bank N.A.	404,446	01/17/20	USD	78.50	USD	22,596	15,470
FedEx Corp.	Credit Suisse International	392,000	01/17/20	USD	162.00	USD	66,848	7,062,005
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	50.00	USD	26,625	40,517
JPMorgan Chase & Co.	Citibank N.A.	404,264	01/17/20	USD	114.50	USD	46,895	2,528,429
Johnson & Johnson	Bank of America N.A.	409,953	01/17/20	USD	155.00	USD	53,384	120,936

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Kroger Co.	Nomura International PLC	897,934	01/17/20	USD	25.00	USD	19,000	$381,622
Lowe’s Cos., Inc.	Nomura International PLC	314,600	01/17/20	USD	98.00	USD	31,900	2,956,803
Marathon Petroleum Corp.	Citibank N.A.	1,124,100	01/17/20	USD	64.00	USD	63,388	2,404,675
QUALCOMM, Inc.	Citibank N.A.	494,420	01/17/20	USD	71.00	USD	36,172	3,531,538
Schlumberger Ltd.	Credit Suisse International	711,405	01/17/20	USD	45.00	USD	28,435	768,317
Schlumberger Ltd.	UBS AG	938,223	01/17/20	USD	70.00	USD	37,501	28,147
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	1,332,140	01/17/20	USD	46.00	USD	56,789	2,198,031
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	4,756.33	JPY	4,764,042	170,340
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	194.04	JPY	4,508,032	25,264
DAX Index	Credit Suisse International	3,610	03/20/20	EUR	14,000.00	EUR	44,002	135,873
DAX Index	Goldman Sachs International	2,836	03/20/20	EUR	13,600.00	EUR	34,568	239,383
Euro Stoxx 50 Index	Credit Suisse International	7,502	03/20/20	EUR	3,600.00	EUR	26,008	617,456
Euro Stoxx 50 Index	Credit Suisse International	16,392	03/20/20	EUR	3,900.00	EUR	56,829	200,513
Euro Stoxx 50 Index	Goldman Sachs International	9,995	03/20/20	EUR	3,800.00	EUR	34,651	251,163
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	192.04	JPY	4,007,216	36,190
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,008,729	09/11/20	JPY	4,816.24	JPY	3,840,231	327,262
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,010,738	12/11/20	JPY	4,894.87	JPY	3,847,880	337,965
Euro Stoxx	Barclays Bank PLC	361,229	03/19/21	EUR	110.00	EUR	34,689	592,305
Euro Stoxx	UBS AG	459,549	06/18/21	EUR	110.00	EUR	44,131	715,663

								84,034,160

Put
EUR Currency	Bank of America N.A.		08/02/19	USD	1.12	EUR	300,425	959,799
GBP-USD Currency	Morgan Stanley & Co. International PLC		10/08/19	USD	1.25	GBP	32,671	1,054,042
EUR Currency	Bank of America N.A.		07/23/20	USD	1.12	EUR	37,553	557,054

								2,570,895

								$86,605,055

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Bank of America Corp.	10,663	09/20/19	USD	29.00	USD	32,714	$(421,188)
Citigroup, Inc.	6,093	09/20/19	USD	67.50	USD	43,358	(633,672)
JPMorgan Chase & Co.	3,618	09/20/19	USD	110.00	USD	41,969	(367,227)
Wells Fargo & Co.	10,853	09/20/19	USD	45.00	USD	52,539	(461,253)

							$(1,883,340)

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 08/11/24	1.72%	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	Morgan Stanley & Co. International PLC	08/09/19	1.72%	USD	599,495	$(237,466)
MC 5Yx5-Year Interest Rate Swap, 09/24/29	1.90	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	Nomura International PLC	09/20/19	1.90	USD	1,367,936	(988,279)
5-Year Interest Rate Swap, 09/27/24	1.55	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	Goldman Sachs International	09/25/19	1.55	USD	341,800	(417,280)
5-Year Interest Rate Swap, 12/29/24	1.55	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	Goldman Sachs International	12/27/19	1.55	USD	227,860	(802,773)

										(2,445,798)

Put
5-Year Interest Rate Swap, 08/18/24	3-Month LIBOR, 2.27%	Quarterly	1.95	Semi-Annual	Morgan Stanley & Co. International PLC	08/16/19	1.95	USD	377,900	(268,464)
5-Year Interest Rate Swap, 09/18/24	3-Month LIBOR, 2.27%	Quarterly	1.97	Semi-Annual	Morgan Stanley & Co. International PLC	09/16/19	1.97	USD	377,900	(681,535)

										(949,999)

										$(3,395,797)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NASDAQ 100 Index	Citibank N.A.	11,358	08/09/19	USD	8,250.00	USD	89,146	$(15,049)
S&P 500 Index	Bank of America N.A.	131,764	09/06/19	USD	3,115.00	USD	392,707	(372,233)
USD-ZAR Currency	Bank of America N.A.	79,752,000	09/25/19	ZAR	15.25	USD	79,752	(397,644)
GBP-USD Currency	Morgan Stanley & Co. International PLC	32,671,400	10/08/19	USD	1.34	GBP	32,671	(10,012)
USD-BRL Currency	Deutsche Bank AG	54,589,000	10/10/19	BRL	3.82	USD	54,589	(855,901)
FedEx Corp.	Citibank N.A.	179,108	10/18/19	USD	195.00	USD	30,543	(247,169)
Lowe’s Cos., Inc.	Nomura International PLC	303,778	10/18/19	USD	115.00	USD	30,803	(262,768)
QUALCOMM, Inc.	Morgan Stanley & Co. International PLC	472,527	10/18/19	USD	85.00	USD	34,570	(387,472)
SPDR Gold Trust	Societe Generale	909,800	10/18/19	USD	146.00	USD	121,194	(564,076)
SPDR Gold Trust	Societe Generale	680,978	11/15/19	USD	150.00	USD	90,713	(446,041)
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	194,319	11/22/19	USD	195.00	USD	33,639	(808,420)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	221.29	JPY	3,320,311	(171)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	221.29	JPY	6,324,482	(326)
Emerson Electric Co.	Bank of America N.A.	897,114	12/20/19	USD	75.00	USD	58,205	(538,269)
Facebook, Inc., Class A	UBS AG	447,522	12/20/19	USD	225.00	USD	86,922	(1,812,464)
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	792,128	12/20/19	USD	65.00	USD	44,668	(1,221,683)
Agilent Technologies, Inc.	Nomura International PLC	386,355	01/17/20	USD	81.00	USD	26,817	(388,627)
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	168,483	01/17/20	USD	202.50	USD	29,166	(835,662)
Comcast Corp.	Citibank N.A.	1,023,924	01/17/20	USD	37.50	USD	44,203	(6,706,702)
FedEx Corp.	Credit Suisse International	392,000	01/17/20	USD	190.00	USD	66,848	(2,156,000)
JPMorgan Chase & Co.	Citibank N.A.	404,264	01/17/20	USD	125.50	USD	46,895	(768,777)
Lowe’s Cos., Inc.	Nomura International PLC	314,600	01/17/20	USD	115.00	USD	31,900	(778,635)
Marathon Petroleum Corp.	Citibank N.A.	1,124,100	01/17/20	USD	73.00	USD	63,388	(787,162)
QUALCOMM, Inc.	Citibank N.A.	494,420	01/17/20	USD	86.00	USD	36,172	(895,078)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	1,332,140	01/17/20	USD	51.00	USD	56,789	(697,842)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	5,679.90	JPY	4,764,042	(16,970)

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	237.47	JPY	4,508,032	$(1,400)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	233.87	JPY	4,007,216	(2,708)
Euro Stoxx	UBS AG	459,549	06/18/21	EUR	135.00	EUR	44,131	(175,099)

								(22,150,360)

Put
NASDAQ 100 Index	Morgan Stanley & Co. International PLC	22,732	08/16/19	USD	7,600.00	USD	178,418	(1,038,853)
S&P 500 Index	Bank of America N.A.	131,764	09/06/19	USD	2,875.00	USD	392,707	(3,010,808)
Euro Stoxx 50 Index	Credit Suisse International	55,785	09/20/19	EUR	3,275.00	EUR	193,398	(1,238,168)
S&P 500 Index	Societe Generale	27,566	09/20/19	USD	2,645.00	USD	82,157	(235,689)
GBP-USD Currency	UBS AG	459,545,000	10/08/19	GBP	1.25	GBP	459,545	(14,483,222)
Bank of America Corp.	Citibank N.A.	825,522	10/11/19	USD	28.50	USD	25,327	(352,448)
Citigroup, Inc.	JPMorgan Chase Bank N.A.	469,002	10/11/19	USD	67.00	USD	33,374	(577,281)
FedEx Corp.	Citibank N.A.	89,557	10/18/19	USD	140.00	USD	15,272	(96,274)
SPDR Gold Trust	Societe Generale	909,800	10/18/19	USD	126.00	USD	121,194	(282,038)
SPDR Gold Trust	Societe Generale	907,970	11/15/19	USD	128.00	USD	120,951	(814,567)
Alibaba Group Holding Ltd. — ADR	Citibank N.A.	126,308	11/22/19	USD	140.00	USD	21,865	(227,942)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	156.59	JPY	3,320,311	(4,725,277)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	156.59	JPY	6,324,482	(8,999,725)
Emerson Electric Co.	Bank of America N.A.	448,558	12/20/19	USD	55.00	USD	29,102	(479,168)
Agilent Technologies, Inc.	Nomura International PLC	336,355	01/17/20	USD	61.00	USD	23,346	(662,347)
Alibaba Group Holding Ltd. — ADR	Bank of America N.A.	112,338	01/17/20	USD	135.00	USD	19,447	(243,735)
BP PLC	Nomura International PLC	2,497,333	01/17/20	USD	36.00	USD	99,244	(2,347,493)
CVS Health Corp.	JPMorgan Chase Bank N.A.	404,446	01/17/20	USD	56.00	USD	22,596	(1,642,933)
FedEx Corp.	Credit Suisse International	221,196	01/17/20	USD	130.00	USD	37,721	(423,590)
Johnson & Johnson	Bank of America N.A.	409,953	01/17/20	USD	109.00	USD	53,384	(578,509)
Kroger Co.	Nomura International PLC	449,005	01/17/20	USD	21.00	USD	9,501	(736,368)
Lowe’s Cos., Inc.	Nomura International PLC	224,719	01/17/20	USD	80.00	USD	22,787	(289,438)
QUALCOMM, Inc.	Citibank N.A.	247,209	01/17/20	USD	57.00	USD	18,086	(358,522)
Taiwan Semiconductor Manufacturing Co. Ltd.	Credit Suisse International	666,070	01/17/20	USD	39.00	USD	28,395	(1,082,364)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	3,832.77	JPY	4,764,042	(3,315,679)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	155.80	JPY	4,508,032	(6,568,546)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	157.82	JPY	4,007,216	(6,576,106)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	672,487	09/11/20	JPY	3,820.96	JPY	2,560,158	(2,486,309)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	673,826	12/11/20	JPY	3,786.60	JPY	2,565,256	(2,826,428)
Euro Stoxx	Barclays Bank PLC	377,351	03/19/21	EUR	110.23	EUR	36,237	(13,302,340)
Euro Stoxx	UBS AG	384,055	06/18/21	EUR	106.38	EUR	36,881	(13,452,300)

								(93,454,467)

								$(115,604,827)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	95,203	$(7,599,503)	$(5,872,693)	$(1,726,810)

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund						Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value
3-Month CAD BA, 2.01%	Semi-Annual	1.91%	Semi-Annual	07/09/21	CAD	847,385	$854,422	$6,328	$848,094
3-Month CAD BA, 2.01%	Semi-Annual	1.91	Semi-Annual	07/09/21	CAD	65,675	63,774	494	63,280

							$918,196	$6,822	$911,374

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized
S&P 500 Index Annual Dividend Future December 2020	USD 6,260,738	Goldman Sachs International	12/18/20	USD	1	$1,438,763	$—	$1,438,763
S&P 500 Index Annual Dividend Future December 2021	USD 7,937,925	BNP Paribas S.A.	12/17/21	USD	1	1,880,250	—	1,880,250

						$3,319,013	$—	$3,319,013

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Citibank N.A.	02/27/23	$(68,347,463)	$1,002,451	(b)	$(67,140,633)	0.26%
	JPMorgan Chase Bank N.A.	02/17/23	(60,943,004)	400,843	(c)	(60,406,882)	0.23

			$(129,290,467)	$1,403,294		$(127,547,515)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-193 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1M US Dollar LIBOR BBA

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $(204,379) of net dividends and financing fees.
(c)	Amount includes $(135,279) of net dividends and financing fees.

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of July 31, 2019 termination dates 02/27/23:
Security	Shares	Value	% of Basket Value

Reference Entity — Short

Canada
Pembina Pipeline Corp.	(23,170)	$(840,742)	1.2%
Shopify, Inc., Class A	(11,595)	(3,684,694)	5.5

		(4,525,436)

China
China International Capital Corp. Ltd., Class H	(348,000)	(658,358)	1.0
China Molybdenum Co. Ltd., Class H	(936,000)	(266,207)	0.4
Meituan Dianping, Class B	(181,500)	(1,467,643)	2.2
Pinduoduo, Inc. — ADR	(3,179)	(70,796)	0.1
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	(40,000)	(118,414)	0.1
Wuxi Biologics Cayman, Inc.	(93,500)	(993,649)	1.5
Xiaomi Corp., Class B	(3,552,600)	(4,056,987)	6.0
ZTE Corp., Class H	(177,600)	(530,428)	0.8

		(8,162,482)

France
Bollore SA	(35,729)	(153,647)	0.2

Germany
Continental AG	(17,318)	(2,374,375)	3.5
Daimler AG, Registered Shares	(6,124)	(317,914)	0.5
Volkswagen AG	(23,283)	(3,969,623)	5.9
Volkswagen AG, Preference Shares	(16,373)	(2,735,775)	4.1

		(9,397,687)

Hong Kong
China Everbright International Ltd.	(1,316,000)	(1,158,883)	1.7
Galaxy Entertainment Group Ltd.	(295,000)	(2,008,153)	3.0
Sino Biopharmaceutical Ltd.	(1,185,000)	(1,445,421)	2.2

		(4,612,457)

Ireland
Linde AG	(16,698)	(3,193,993)	4.7

Japan
LINE Corp.	(25,100)	(798,044)	1.2
Sharp Corp.	(53,100)	(666,012)	1.0

		(1,464,056)

Jersey
Aptiv PLC	(37,392)	(3,277,409)	4.9

Mexico
Industrias Penoles SAB de CV	(27,336)	(253,037)	0.4

Security	Shares	Value	% of Basket Value

Poland
Polskie Gornictwo Naftowe i Gazownictwo SA	(258,159)	$(374,338)	0.6%

South Korea
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(7,571)	(687,363)	1.0
LG Display Co. Ltd.	(86,252)	(1,047,987)	1.6
Lotte Corp.	(25,238)	(721,967)	1.1

		(2,457,317)

Spain
Ferrovial SA	(1,577)	(41,024)	0.1

Sweden
Swisscom AG, Registered Shares	(1,908)	(924,697)	1.4

Switzerland
Kuehne and Nagel International AG, Registered Shares	(7,961)	(1,172,204)	1.7

Taiwan
Advantech Co. Ltd.	(158,000)	(1,328,953)	2.0
Hotai Motor Co. Ltd.	(84,000)	(1,208,966)	1.8

		(2,537,919)

United Kingdom
Reckitt Benckiser Group PLC	(12,979)	(1,003,319)	1.5

United States
Amphenol Corp., Class A	(1,496)	(139,607)	0.2
Baker Hughes a GE Co.	(12,497)	(317,299)	0.5
Boston Scientific Corp.	(86,327)	(3,665,444)	5.5
Diamondback Energy, Inc.	(449)	(46,440)	0.1
DISH Network Corp., Class A	(28,860)	(977,200)	1.4
Dominion Energy, Inc.	(20,216)	(1,501,847)	2.2
Electronic Arts, Inc.	(711)	(65,767)	0.1
Fidelity National Information Services, Inc.	(7,538)	(1,004,438)	1.5
Fortive Corp.	(4,967)	(377,740)	0.6
Freeport-McMoRan, Inc.	(327,051)	(3,617,184)	5.4
Hormel Foods Corp.	(102,344)	(4,195,081)	6.2
Huazhu Group Ltd., ADR	(81,516)	(2,670,464)	4.0
Sherwin-Williams Co.	(2,514)	(1,289,783)	1.9
ZTO Express Cayman, Inc., ADR	(189,380)	(3,721,317)	5.5

		(23,589,611)

Total Reference Entity — Short		(67,140,633)

Net Value of Reference Entity — Citibank N.A.		$(67,140,633)

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of July 31, 2019 termination dates 02/17/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Brazil
Lojas Americanas SA, Preference Shares	(156,240)	$(743,054)	1.2%
Suzano Papel e Celulose SA	(355,409)	(2,856,236)	4.7
Ultrapar Participacoes SA	(90,445)	(471,380)	0.8

		(4,070,670)

Canada
Cenovus Energy, Inc.	(330,454)	(3,072,185)	5.1
Saputo, Inc.	(17,816)	(538,071)	0.9

		(3,610,256)

China
AAC Technologies Holdings, Inc.	(237,000)	(1,273,529)	2.1
Brilliance China Automotive Holdings Ltd.	(1,750,000)	(1,907,169)	3.2
China Southern Airlines Co. Ltd., Class H	(2,572,000)	(1,648,662)	2.7
Geely Automobile Holdings Ltd.	(115,000)	(175,390)	0.3
Shenzhou International Group Holdings Ltd.	(116,000)	(1,599,954)	2.6
SINA Corp./China	(1,104)	(43,189)	0.1
Sunny Optical Technology Group Co. Ltd.	(166,500)	(1,925,302)	3.2

		(8,573,195)

Finland
Neste OYJ	(10,024)	(331,757)	0.5

France
Bollore SA	(63,797)	(274,349)	0.5

Germany
BASF SE	(3,067)	(203,601)	0.3
Daimler AG, Registered Shares	(63,482)	(3,295,527)	5.5

		(3,499,128)

Hong Kong
China Everbright International Ltd.	(695,000)	(612,024)	1.0
China Gas Holdings Ltd.	(199,800)	(827,868)	1.4
China State Construction International Holdings Ltd.	(3,622,000)	(3,720,635)	6.1

		(5,160,527)

Japan
Daiichi Sankyo Co. Ltd.	(16,900)	(1,026,963)	1.7
FamilyMart UNY Holdings Co. Ltd.	(19,900)	(424,860)	0.7
Fast Retailing Co. Ltd.	(2,300)	(1,379,596)	2.3
LINE Corp.	(46,900)	(1,491,165)	2.5
Makita Corp.	(10,200)	(336,314)	0.6
Nippon Paint Holdings Co. Ltd.	(61,300)	(2,667,178)	4.4
Renesas Electronics Corp.	(10,400)	(61,124)	0.1

Security	Shares	Value	% of Basket Value

Japan (continued)
SMC Corp.	(4,900)	$(1,775,575)	2.9%
Sony Financial Holdings, Inc.	(2,200)	(53,299)	0.1

		(9,216,074)

Poland
mBank SA	(386)	(34,796)	0.1
PGE Polska Grupa Energetyczna SA	(129,454)	(296,037)	0.5
Santander Bank Polska SA	(4,175)	(351,363)	0.5

		(682,196)

South Korea
AMOREPACIFIC Group	(2,949)	(142,288)	0.2
Hyundai Steel Co.	(4,451)	(145,060)	0.3
LG Display Co. Ltd.	(64,760)	(786,853)	1.3
Lotte Corp.	(5,429)	(155,304)	0.3
Lotte Shopping Co. Ltd.	(2,269)	(259,488)	0.4

		(1,488,993)

Turkey
Akbank TAS	(67,821)	(90,724)	0.1
BIM Birlesik Magazalar AS	(46,941)	(394,133)	0.7

		(484,857)

United Kingdom
BT Group PLC	(55,837)	(130,790)	0.2
Royal Bank of Scotland Group PLC	(77,276)	(203,587)	0.4

		(334,377)

United States
Activision Blizzard, Inc.	(30,147)	(1,469,365)	2.4
Advanced Micro Devices, Inc.	(114,199)	(3,477,360)	5.8
Autohome, Inc., ADR	(24,023)	(2,041,955)	3.4
Clorox Co./The	(2,693)	(437,882)	0.7
Conagra Brands, Inc.	(117,841)	(3,402,070)	5.6
Concho Resources, Inc.	(27,511)	(2,687,274)	4.4
Constellation Brands, Inc., Class A	(9,875)	(1,943,597)	3.2
Deere & Co.	(8,449)	(1,399,577)	2.3
Hess Corp.	(4,526)	(293,466)	0.5
iQIYI, Inc., ADR	(219,783)	(4,085,766)	6.8
Kellogg Co.	(3,217)	(187,294)	0.3
PPL Corp.	(1,437)	(42,578)	0.1
Sherwin-Williams Co.	(1,287)	(660,282)	1.1
Southwest Airlines Co.	(3,853)	(198,545)	0.3
Sprint Corp.	(5,947)	(43,592)	0.1
Square, Inc., Class A	(3,854)	(309,900)	0.5

		(22,680,503)

Total Reference Entity — Short		(60,406,882)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(60,406,882)

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$908,566	$—	$—	$908,566
Australia	—	57,283,002	37,564,828	94,847,830
Brazil	184,820,918	—	—	184,820,918
Canada	304,503,256	—	—	304,503,256
Chile	6,306,630	—	—	6,306,630
China	159,654,222	231,384,403	—	391,038,625
Czech Republic	—	8,173,134	—	8,173,134
Denmark	—	29,416,945	—	29,416,945
Finland	—	1,558,704	—	1,558,704
France	406,681,242	268,537,132	—	675,218,374
Germany	83,274,712	343,783,487	—	427,058,199
Hong Kong	9,097,138	195,735,366	—	204,832,504
India	—	203,006,824	—	203,006,824
Indonesia	—	11,033,524	—	11,033,524
Ireland	26,319,311	—	—	26,319,311
Italy	30,307,126	164,128,150	—	194,435,276
Japan	—	1,501,706,550	—	1,501,706,550
Macau	—	168,955	—	168,955
Malaysia	—	4,145,770	—	4,145,770
Mexico	3,227,911	—	—	3,227,911
Netherlands	5,003,456	344,299,497	—	349,302,953
Norway	—	314,748	—	314,748
Peru	1,384,930	—	—	1,384,930

22

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Portugal	$—	$8,144,616	$—	$8,144,616
Singapore	—	132,738,834	—	132,738,834
South Africa	6,569	2,023,924	—	2,030,493
South Korea	15,194,136	99,403,525	—	114,597,661
Spain	—	135,993,637	—	135,993,637
Sweden	—	8,172,591	—	8,172,591
Switzerland	94,254,288	256,935,322	—	351,189,610
Taiwan	24,656,912	317,571,103	—	342,228,015
Thailand	36,605,637	14,997,878	—	51,603,515
Turkey	—	727,279	—	727,279
United Arab Emirates	—	48,847,881	—	48,847,881
United Kingdom	147,489,309	474,262,754	—	621,752,063
United States	8,191,673,162	168,764	13,861,717	8,205,703,643
Corporate Bonds	16,395,149	1,543,369,113	179,916,938	1,739,681,200
Floating Rate Loan Interests	—	62,725,576	—	62,725,576
Foreign Agency Obligations	—	1,174,472,647	—	1,174,472,647
Preferred Securities	60,784,311	571,394,907	124,947,345	757,126,563
U.S. Treasury Obligations	—	5,396,851,657	—	5,396,851,657
Short-Term Securities:
Foreign Agency Obligations	—	812,013,754	—	812,013,754
Time Deposits	—	10,918,644	—	10,918,644
U.S. Treasury Obligations	—	1,773,571,439	—	1,773,571,439
Money Market Funds	22,022,025	—	—	22,022,025
Options Purchased:
Equity contracts	—	83,883,270	—	83,883,270
Forward foreign currency contracts	—	2,721,785	—	2,721,785
Interest rate contracts	—	9,753,552	—	9,753,552

Subtotal	$9,830,570,916	$16,306,340,643	$356,290,828	$26,493,202,387

Liabilities:
Investments:
Investments Sold Short	$—	$(21,827,877)	$—	$(21,827,877)

Subtotal	$9,830,570,916	$16,284,512,766	$356,290,828	$26,471,374,510

Investments Valued at Net Asset Value (“NAV”)(a)				78,842,454

Total Investments				$26,550,216,964

Derivative Financial Instruments(b)
Assets:
Equity contracts	$2,045,265	$4,722,307	$—	$6,767,572
Forward foreign currency contracts	—	28,232,726	—	28,232,726
Interest rate contracts	—	911,374	—	911,374
Liabilities:
Credit contracts	—	(1,726,810)	—	(1,726,810)
Equity contracts	(9,444,059)	(99,858,048)	—	(109,302,107)
Forward foreign currency contracts	—	(50,036,758)	—	(50,036,758)
Interest rate contracts	—	(3,395,797)	—	(3,395,797)

	$(7,398,794)	$(121,151,006)	$—	$(128,549,800)

(a)	As of July 31, 2019, certain of the Fund’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

23

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2018	$41,961,322	$186,344,256	$400,330,166	$628,635,744
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	(217,853)	—	(217,853)
Net realized gain (loss)	—	(359,878)	—	(359,878)
Net change in unrealized appreciation (depreciation)(a)	9,465,223	(4,352,019)	(184,717,855)	(179,604,651)
Purchases	—	2,659,209	—	2,659,209
Sales	—	(4,156,777)	(90,664,966)	(94,821,743)

Closing balance, as of July 31, 2019	$51,426,545	$179,916,938	$124,947,345	$356,290,828

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019(a)	$9,465,223	$(4,352,019)	$9,650,127	$14,763,331

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $13,742,911. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$37,684,100	Market	Revenue Multiple	4.00x	—
			Time to Exit	2.8 years	—
			Volatility	39%	—
		Income	Discount Rate	15%	—
Corporate Bonds	179,916,472	Income	Discount Rate	15 - 33%	17%
		Market	Revenue Multiple	4.00x - 16.25x	10.79x
			Time to Exit	0.4 - 2.8 years	—
			Volatility	39%	—
			Discount Rate	20%	—
Preferred Stocks	124,947,345

	$342,547,917

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

24